N-2 - USD ($)			1 Months Ended	3 Months Ended
		Nov. 09, 2026	Nov. 06, 2026 [9]	Sep. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cover [Abstract]
Entity Central Index Key		0001508655
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		000-00000
Document Type		N-2ASR
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		false
Investment Company Act Registration		false
Investment Company Registration Amendment		false
Entity Registrant Name		Sixth Street Specialty Lending, Inc.
Entity Address, Address Line One		2100 McKinney Avenue, Suite 1100
Entity Address, City or Town		Dallas
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		75201
City Area Code		469
Local Phone Number		621-3001
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		true
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		false
Business Development Company [Flag]		true
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses (as a percentage of offering price):
Sales load	—	(1)
Offering expenses	—	(2)
Dividend reinvestment plan expenses	—	(3)

(1)
In the event that the securities to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load (underwriting discount or commission).

(2)	The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by us as a percentage of the offering price.
(3)
The expenses of the dividend reinvestment plan are included in “Other expenses” in the table above. The plan administrator’s fees will be paid by us. There are no brokerage charges or other charges to stockholders who participate in the plan, except that if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a brokerage commission from the proceeds. For additional information, see “Dividend Reinvestment Plan.”

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.00%
Annual Expenses [Table Text Block]

Estimated annual expenses (as a percentage of net assets attributable to common stock)(4):
Management Fee payable under the Investment Advisory Agreement	3.37	%(5)
Incentive Fee payable under the Investment Advisory Agreement	2.86	(6)
Interest payments on borrowed funds	7.90	(7)
Other expenses	1.31	(8)
Total annual expenses	15.44%
(4)	The net assets attributable to common stock used to calculate the percentages in this table reflect our net assets of $1,549.3 million as of September 30, 2026.
(5)
The Management Fee is 1.5% of the average value of our gross assets (including cash and cash equivalents and assets purchased with borrowed amounts) using the values at the end of the two most recently completed calendar quarters, adjusted for any share issuances or repurchases during the period. We may from time to time decide it is appropriate to change the terms of our Investment Advisory Agreement. Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to stockholders for approval. See “Management Agreements” in Part I, Item 1 of our 2025 Annual Report and in Note 3 to our consolidated financial statements in our 3Q 2026 Quarterly Report.

The Management Fee reflected in the table is calculated by determining the ratio that the Management Fee for the nine months ended September 30, 2026, bears to our net assets attributable to common stock (rather than our gross assets).
From time to time, our Adviser voluntarily has waived certain Management Fees. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations-Results of Operations-Management Fees” in Part II, Item 7 of our 2025 Annual Report and in Part I, Item 2 of our 3Q 2026 Quarterly Report. The above estimates are based on our actual Management Fees for the year ended December 31, 2025.
The Adviser intends to waive a portion of the Management Fee payable under the Investment Advisory Agreement by reducing the Management Fee on assets financed using leverage over 200% asset coverage (in other words, over 1.0x debt to equity) (the “Leverage Waiver”). Pursuant to the Leverage Waiver, the Adviser intends to waive the portion of the Management Fee in excess of an annual rate of 1.0% (0.250% per quarter) on the average value of the Company’s gross assets as of the end of the two most recently completed calendar quarters that exceeds the product of (i) 200% and (ii) the average value of our net asset value at the end of the two most recently completed calendar quarters.
(6)	The Incentive Fee consists of two parts, as follows:
(i) The first component, payable at the end of each quarter in arrears, equals 100% of the pre-Incentive
Fee net investment income in excess of a 1.5% quarterly “hurdle rate,” the calculation of which is further explained below, until the Adviser has received 17.5% of the total pre-Incentive
Fee net investment income for that quarter and, for
pre-Incentive
Fee net investment income in excess of 1.82% quarterly, 17.5% of all remaining pre-Incentive
Fee net investment income for that quarter. The 100%
“catch-up”
provision for
pre-Incentive
Fee net investment income in excess of the 1.5% “hurdle rate” is intended to provide the Adviser with an Incentive Fee of 17.5% on all pre-Incentive
Fee net investment income when that amount equals 1.82% in a quarter (7.28% annualized), which is the rate at which catch-up
is achieved. Once the “hurdle rate” is reached and
catch-up
is achieved, 17.5% of any
pre-Incentive
Fee net investment income in excess of 1.82% in any quarter is payable to the Adviser.
Pre-Incentive
Fee net investment income means dividends, interest and fee income accrued by us during the calendar quarter, minus our operating expenses for the quarter (including the Management Fee, expenses payable under the Administration Agreement to the Administrator, and any interest expense and dividends paid on any issued and outstanding preferred stock, but excluding the Incentive Fee).
Pre-Incentive
Fee net investment income includes, in the case of investments with a deferred interest feature (such as original issue discount, debt instruments with payment-in-kind
interest and zero coupon securities), accrued income that we may not have received in cash.
Pre-Incentive
Fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital gains or losses.
(ii) The second component, payable at the end of each fiscal year in arrears, equaled 15% through March 31, 2014 and, beginning April 1, 2014, equals a weighted percentage of cumulative realized capital gains from the Company’s inception to the end of that fiscal year, less cumulative realized capital losses and unrealized capital losses. This component of the Incentive Fee is referred to as the Capital Gains Fee. Each year, the fee paid for this component of the Incentive Fee is net of the aggregate amount of any previously paid Capital Gains Fee for prior periods. For capital gains that accrue following March 31, 2014, the Incentive Fee rate is 17.5%. The Company accrues, but does not pay, a capital gains Incentive Fee with respect to unrealized capital gains because a capital gains Incentive Fee would be owed to the Adviser if the Company were to sell the relevant investment and realize a capital gain. The weighted percentage is intended to ensure that for each fiscal year following the completion of the IPO, the portion of the Company’s realized capital gains that accrued prior to March 31, 2014, is subject to an Incentive Fee rate of 15% and the portion of the Company’s realized capital gains that accrued beginning April 1, 2014 is subject to an Incentive Fee rate of 17.5%. As of March 31, 2020, there are no remaining investments that were made prior to April 1, 2014, and as a result, the Incentive Fee rate of 17.5% is applicable to any future realized capital gains.
For purposes of determining whether
pre-Incentive
Fee net investment income exceeds the hurdle rate,
pre-Incentive
Fee net investment income is expressed as a rate of return on the value of our net assets at the end of the immediately preceding calendar quarter.
Pre-Incentive
Fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital gains or losses. Because of the structure of the Incentive Fee, it is possible that we may pay an Incentive Fee in a quarter in which we incur a loss. For example, if we receive pre-Incentive
Fee net investment income in excess of the quarterly minimum hurdle rate, we will pay the applicable Incentive Fee even if we have incurred a loss in that quarter due to realized and unrealized capital losses. In addition, because the quarterly minimum hurdle rate is calculated based on our net assets, decreases in our net assets due to realized or unrealized capital losses in any given quarter may increase the likelihood that the hurdle rate is reached and therefore the likelihood of us paying an Incentive Fee for that quarter. Our net investment income used to calculate this component of the Incentive Fee is also included in the amount of our gross assets used to calculate the Management Fee because gross assets are total assets (including cash received) before deducting liabilities (such as declared dividend payments).
Section 205(b)(3) of the Advisers Act, as amended, prohibits the Adviser from receiving the payment of fees on unrealized gains until those gains are realized, if ever. There can be no assurance that such unrealized gains will be realized in the future.
See Note 3 to our consolidated financial statements in our 2025 Annual Report and our 3Q 2026 Quarterly Report and “Management Agreements-Investment Advisory Agreement; Administration Agreement; License Agreement” in Part I, Item 1 of our 2025 Annual Report and Note 3 to our consolidated financial statements in our 3Q 2026 Quarterly Report.
From time to time, our Adviser has voluntarily waived certain Incentive Fees. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations-Results of Operations-Incentive Fees” in Part II, Item 7 of our 2025 Annual Report and in Part I, Item 2 of our 3Q 2026 Quarterly Report. The above estimates do not reflect or assume any such waivers.
(7)
Interest payments on borrowed funds
are
 based on our interest expense for the year ended December 31, 2025 under our credit facilities excluding fees (such as fees on undrawn amounts and amortization of upfront fees) and including the swap-adjusted interest expense related to our 2026 Notes, 2028 Notes, 2029 Notes and 2030 Notes. This item is based on the assumption that our borrowings and interest costs after an offering will remain similar to those prior to such offering. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. On October 8, 2018, our stockholders approved the application of the minimum asset coverage ratio of 150% to us, as set forth in Section 61(a)(2) of the 1940 Act, as amended by the SBCAA.

(8)
Includes our overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Adviser, and excise taxes. See “Management Agreements-Investment Advisory Agreement; Administration Agreement; License Agreement” in Part I, Item 1 of our 2025 Annual Report and Note 3 to our consolidated financial statements in our 3Q 2026 Quarterly Report. The expenses in this table are based on our actual other expenses and excise taxes for the year ended December 31, 2025.

Management Fees [Percent]	[4],[5]	3.37%
Interest Expenses on Borrowings [Percent]	[5],[6]	7.90%
Incentive Fees [Percent]	[5],[7]	2.86%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5],[8]	1.31%
Total Annual Expenses [Percent]	[5]	15.44%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above. The Incentive Fee payable in the example below assumes that the Incentive Fee is 17.5% for all relevant periods. Transaction expenses are not included in the following example. In the event that shares to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will restate this example to reflect the applicable sales load and offering expenses.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return from realized capital gains	$134	$370	$568	$933

Expense Example, Year 01		$ 134
Expense Example, Years 1 to 3		370
Expense Example, Years 1 to 5		568
Expense Example, Years 1 to 10		$ 933
Purpose of Fee Table , Note [Text Block]		The following table is intended to assist you in understanding the costs and expenses that an investor in our common stock will bear directly or indirectly in the twelve months after the date of this prospectus, based on the assumptions set forth below. We caution you that some of the percentages indicated in the table below are estimates and may vary. The following table should not be considered a representation of our future expenses, which may be greater or less than shown. Future expenses will depend on many factors, including our use of leverage, which may vary periodically depending on market conditions, our portfolio composition and our Adviser’s assessment of risks and returns. However, our total borrowings are limited under the 1940 Act so that we may not incur any additional leverage if doing so would cause our asset coverage ratio to fall below 150%, as defined in the 1940 Act. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “us,” the “Company” or “Sixth Street Specialty Lending, Inc.” or says that “we” will pay fees or expenses, stockholders will indirectly bear these fees or expenses as investors in Sixth Street Specialty Lending, Inc.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by us as a percentage of the offering price.
Other Expenses, Note [Text Block]
Includes our overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Adviser, and excise taxes. See “Management Agreements-Investment Advisory Agreement; Administration Agreement; License Agreement” in Part I, Item 1 of our 2025 Annual Report and Note 3 to our consolidated financial statements in our 3Q 2026 Quarterly Report. The expenses in this table are based on our actual other expenses and excise taxes for the year ended December 31, 2025.

Management Fee not based on Net Assets, Note [Text Block]
The Management Fee is 1.5% of the average value of our gross assets (including cash and cash equivalents and assets purchased with borrowed amounts) using the values at the end of the two most recently completed calendar quarters, adjusted for any share issuances or repurchases during the period. We may from time to time decide it is appropriate to change the terms of our Investment Advisory Agreement. Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to stockholders for approval. See “Management Agreements” in Part I, Item 1 of our 2025 Annual Report and in Note 3 to our consolidated financial statements in our 3Q 2026 Quarterly Report.
The Management Fee reflected in the table is calculated by determining the ratio that the Management Fee for the nine months ended September 30, 2026, bears to our net assets attributable to common stock (rather than our gross assets).
From time to time, our Adviser voluntarily has waived certain Management Fees. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations-Results of Operations-Management Fees” in Part II, Item 7 of our 2025 Annual Report and in Part I, Item 2 of our 3Q 2026 Quarterly Report. The above estimates are based on our actual Management Fees for the year ended December 31, 2025.
The Adviser intends to waive a portion of the Management Fee payable under the Investment Advisory Agreement by reducing the Management Fee on assets financed using leverage over 200% asset coverage (in other words, over 1.0x debt to equity) (the “Leverage Waiver”). Pursuant to the Leverage Waiver, the Adviser intends to waive the portion of the Management Fee in excess of an annual rate of 1.0% (0.250% per quarter) on the average value of the Company’s gross assets as of the end of the two most recently completed calendar quarters that exceeds the product of (i) 200% and (ii) the average value of our net asset value at the end of the two most recently completed calendar quarters.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]	Information about our senior securities is shown as of the dates indicated in the below table. The report of our independent registered public accounting firm, KPMG LLP, on the senior securities table as of December 31, 2025 is included in our 2025 Annual Report and is incorporated by reference to the registration statement of which this prospectus is a part.

Class and Year/Period	Total Amount Outstanding Exclusive of Treasury Securities (1) ($ in millions)	Asset Coverage Per Unit (2)	Involuntary Liquidating Preference Per Unit (3)	Average Market Value Per Unit(4)
Revolving Credit Facilities
September 30, 2026 (unaudited)	$690.5	$1,801.6	—	N/A
December 31, 2025	$513.9	$1,914.9	—	N/A
December 31, 2024	$1,004.1	$1,824.7	—	N/A
December 31, 2023	$889.7	$1,815.9	—	N/A
December 31, 2022	$719.3	$1,885.7	—	N/A
December 31, 2021	$316.4	$2,053.6	—	N/A
December 31, 2020	$472.3	$2,045.4	—	N/A
December 31, 2019	$495.7	$2,004.1	—	N/A
December 31, 2018	$187.5	$2,705.2	—	N/A
December 31, 2017	$486.8	$2,355.3	—	N/A
December 31, 2016	$578.7	$2,376.6	—	N/A
December 31, 2015	$540.3	$2,257.3	—	N/A
December 31, 2014	$283.9	$3,110.3	—	N/A
December 31, 2013	$432.3	$2,329.5	—	N/A
December 31, 2012	$331.8	$2,445.9	—	N/A
December 31, 2011	$155.0	$2,116.7	—	N/A
Convertible Senior Notes due 2019
September 30, 2026 (unaudited)	$—	$—	—	N/A
December 31, 2025	$—	$—	—	N/A
December 31, 2024	$—	$—	—	N/A
December 31, 2023	$—	$—	—	N/A
December 31, 2022	$—	$—	—	N/A
December 31, 2021	$—	$—	—	N/A
December 31, 2020	$—	$—	—	N/A
December 31, 2019	$—	$—	—	N/A
December 31, 2018	$114.3	$2,705.2	—	N/A
December 31, 2017	$113.7	$2,355.3	—	N/A
December 31, 2016	$113.1	$2,376.6	—	N/A
December 31, 2015	$112.5	$2,257.3	—	N/A
December 31, 2014	$111.9	$3,110.3	—	N/A
Convertible Senior Notes due 2022
September 30, 2026 (unaudited)	$—	$—	—	N/A
December 31, 2025	$—	$—	—	N/A
December 31, 2024	$—	$—	—	N/A
December 31, 2023	$—	$—	—	N/A
December 31, 2022	$—	$—	—	N/A
December 31, 2021	$100.0	$2,053.6	—	N/A
December 31, 2020	$142.5	$2,045.4	—	N/A
December 31, 2019	$171.9	$2,004.1	—	N/A
December 31, 2018	$171.7	$2,705.2	—	N/A

Class and Year/Period	Total Amount Outstanding Exclusive of Treasury Securities (1) ($ in millions)	Asset Coverage Per Unit (2)	Involuntary Liquidating Preference Per Unit (3)	Average Market Value Per Unit (4)
December 31, 2017	$114.7	$2,355.3	—	N/A
2023 Notes
September 30, 2026 (unaudited)	$—	$—	—	N/A
December 31, 2025	$—	$—	—	N/A
December 31, 2024	$—	$—	—	N/A
December 31, 2023	$—	$—	—	N/A
December 31, 2022	$150.0	$1,885.7	—	N/A
December 31, 2021	$150.0	$2,053.6	—	N/A
December 31, 2020	$150.0	$2,045.4	—	N/A
December 31, 2019	$150.0	$2,004.1	—	N/A
December 31, 2018	$150.0	$2,705.2	—	N/A
2024 Notes
September 30, 2026 (unaudited)	$—	$—	—	N/A
December 31, 2025	$—	$—	—	N/A
December 31, 2024	$—	$—	—	N/A
December 31, 2023	$347.2	$1,815.9	—	N/A
December 31, 2022	$346.8	$1,885.7	—	N/A
December 31, 2021	$346.4	$2,053.6	—	N/A
December 31, 2020	$346.1	$2,045.4	—	N/A
December 31, 2019	$297.2	$2,004.1	—	N/A
2026 Notes
September 30, 2026 (unaudited)	$—	$—	—	N/A
December 31, 2025	$299.8	$1,914.9	—	N/A
December 31, 2024	$299.3	$1,824.7	—	N/A
December 31, 2023	$298.9	$1,815.9	—	N/A
December 31, 2022	$298.5	$1,885.7	—	N/A
December 31, 2021	$298.1	$2,053.6	—	N/A
2028 Notes
September 30, 2026 (unaudited)	$299.3	$1,801.6	—	N/A
December 31, 2025	$299.0	$1,914.9	—	N/A
December 31, 2024	$298.6	$1,824.7	—	N/A
December 31, 2023	$298.3	$1,815.9	—	N/A
2029 Notes
September 30, 2026 (unaudited)	$348.3	$1,801.6	—	N/A
December 31, 2025	$347.8	$1,914.9	—	N/A
December 31, 2024	$347.2	$1,824.7	—	N/A
2030 Notes
September 30, 2026 (unaudited)	$297.3	$1,801.6	—	N/A
December 31, 2025	$296.9	$1,914.9	—	N/A
2031 Notes
September 30, 2026 (unaudited)	$297.5	$1,801.6	—	N/A

(1)	Total amount of each class of senior securities outstanding at carrying value, excluding the impact of deferred financing costs and hedge accounting relationships, at the end of the period presented.
(2)
Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior se
curities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.

(3)
The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “-” in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.

(4)	Not applicable because the senior securities are not registered for public trading.

Senior Securities, Note [Text Block]
SENIOR SECURITIES
Information about our senior securities is shown as of the dates indicated in the below table. The report of our independent registered public accounting firm, KPMG LLP, on the senior securities table as of December 31, 2025 is included in our 2025 Annual Report and is incorporated by reference to the registration statement of which this prospectus is a part.

Class and Year/Period	Total Amount Outstanding Exclusive of Treasury Securities (1) ($ in millions)	Asset Coverage Per Unit (2)	Involuntary Liquidating Preference Per Unit (3)	Average Market Value Per Unit(4)
Revolving Credit Facilities
September 30, 2026 (unaudited)	$690.5	$1,801.6	—	N/A
December 31, 2025	$513.9	$1,914.9	—	N/A
December 31, 2024	$1,004.1	$1,824.7	—	N/A
December 31, 2023	$889.7	$1,815.9	—	N/A
December 31, 2022	$719.3	$1,885.7	—	N/A
December 31, 2021	$316.4	$2,053.6	—	N/A
December 31, 2020	$472.3	$2,045.4	—	N/A
December 31, 2019	$495.7	$2,004.1	—	N/A
December 31, 2018	$187.5	$2,705.2	—	N/A
December 31, 2017	$486.8	$2,355.3	—	N/A
December 31, 2016	$578.7	$2,376.6	—	N/A
December 31, 2015	$540.3	$2,257.3	—	N/A
December 31, 2014	$283.9	$3,110.3	—	N/A
December 31, 2013	$432.3	$2,329.5	—	N/A
December 31, 2012	$331.8	$2,445.9	—	N/A
December 31, 2011	$155.0	$2,116.7	—	N/A
Convertible Senior Notes due 2019
September 30, 2026 (unaudited)	$—	$—	—	N/A
December 31, 2025	$—	$—	—	N/A
December 31, 2024	$—	$—	—	N/A
December 31, 2023	$—	$—	—	N/A
December 31, 2022	$—	$—	—	N/A
December 31, 2021	$—	$—	—	N/A
December 31, 2020	$—	$—	—	N/A
December 31, 2019	$—	$—	—	N/A
December 31, 2018	$114.3	$2,705.2	—	N/A
December 31, 2017	$113.7	$2,355.3	—	N/A
December 31, 2016	$113.1	$2,376.6	—	N/A
December 31, 2015	$112.5	$2,257.3	—	N/A
December 31, 2014	$111.9	$3,110.3	—	N/A
Convertible Senior Notes due 2022
September 30, 2026 (unaudited)	$—	$—	—	N/A
December 31, 2025	$—	$—	—	N/A
December 31, 2024	$—	$—	—	N/A
December 31, 2023	$—	$—	—	N/A
December 31, 2022	$—	$—	—	N/A
December 31, 2021	$100.0	$2,053.6	—	N/A
December 31, 2020	$142.5	$2,045.4	—	N/A
December 31, 2019	$171.9	$2,004.1	—	N/A
December 31, 2018	$171.7	$2,705.2	—	N/A

Class and Year/Period	Total Amount Outstanding Exclusive of Treasury Securities (1) ($ in millions)	Asset Coverage Per Unit (2)	Involuntary Liquidating Preference Per Unit (3)	Average Market Value Per Unit (4)
December 31, 2017	$114.7	$2,355.3	—	N/A
2023 Notes
September 30, 2026 (unaudited)	$—	$—	—	N/A
December 31, 2025	$—	$—	—	N/A
December 31, 2024	$—	$—	—	N/A
December 31, 2023	$—	$—	—	N/A
December 31, 2022	$150.0	$1,885.7	—	N/A
December 31, 2021	$150.0	$2,053.6	—	N/A
December 31, 2020	$150.0	$2,045.4	—	N/A
December 31, 2019	$150.0	$2,004.1	—	N/A
December 31, 2018	$150.0	$2,705.2	—	N/A
2024 Notes
September 30, 2026 (unaudited)	$—	$—	—	N/A
December 31, 2025	$—	$—	—	N/A
December 31, 2024	$—	$—	—	N/A
December 31, 2023	$347.2	$1,815.9	—	N/A
December 31, 2022	$346.8	$1,885.7	—	N/A
December 31, 2021	$346.4	$2,053.6	—	N/A
December 31, 2020	$346.1	$2,045.4	—	N/A
December 31, 2019	$297.2	$2,004.1	—	N/A
2026 Notes
September 30, 2026 (unaudited)	$—	$—	—	N/A
December 31, 2025	$299.8	$1,914.9	—	N/A
December 31, 2024	$299.3	$1,824.7	—	N/A
December 31, 2023	$298.9	$1,815.9	—	N/A
December 31, 2022	$298.5	$1,885.7	—	N/A
December 31, 2021	$298.1	$2,053.6	—	N/A
2028 Notes
September 30, 2026 (unaudited)	$299.3	$1,801.6	—	N/A
December 31, 2025	$299.0	$1,914.9	—	N/A
December 31, 2024	$298.6	$1,824.7	—	N/A
December 31, 2023	$298.3	$1,815.9	—	N/A
2029 Notes
September 30, 2026 (unaudited)	$348.3	$1,801.6	—	N/A
December 31, 2025	$347.8	$1,914.9	—	N/A
December 31, 2024	$347.2	$1,824.7	—	N/A
2030 Notes
September 30, 2026 (unaudited)	$297.3	$1,801.6	—	N/A
December 31, 2025	$296.9	$1,914.9	—	N/A
2031 Notes
September 30, 2026 (unaudited)	$297.5	$1,801.6	—	N/A

(1)	Total amount of each class of senior securities outstanding at carrying value, excluding the impact of deferred financing costs and hedge accounting relationships, at the end of the period presented.
(2)
Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior se
curities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.

(3)
The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “-” in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.

(4)	Not applicable because the senior securities are not registered for public trading.

Senior Securities Highlights Annualized, Note [Text Block]		Information about our senior securities is shown as of the dates indicated in the below table.
Senior Securities Averaging Method, Note [Text Block]		Not applicable because the senior securities are not registered for public trading.
Senior Securities Headings, Note [Text Block]
Information about our senior securities is shown as of the dates indicated in the below table. The report of our independent registered public accounting firm, KPMG LLP, on the senior securities table as of December 31, 2025 is included in our 2025 Annual Report and is incorporated by reference to the registration statement of which this prospectus is a part.

General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISK FACTORS
Investing in our securities involves a number of significant risks. You should carefully consider the risks set out below and described in Part I, Item 1A, “Risk Factors,” in our 2025 Annual Report and Part II, Item 1A, “Risk Factors,” in our quarterly report on Form 10-Q for the three months ended March 31, 2026 (the “1Q 2026 Quarterly Report”), in our quarterly report on Form 10-Q for the three months ended June 30, 2026 (the “2Q 2026 Quarterly Report”), and in our 3Q 2026 Quarterly Report, which are incorporated by reference in this prospectus, together with the other information set forth in this prospectus or in any prospectus supplement and in the other documents that we include or incorporate by reference into this prospectus before making a decision about investing in our securities. The risks and uncertainties set out below and discussed in our 2025 Annual Report, 1Q 2026 Quarterly Report, 2Q 2026 Quarterly Report, and 3Q 2026 Quarterly Report are not the only ones we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also materially and adversely affect our business, financial condition and results of operations. In such case, our net asset value and the trading price of our securities could decline, and you may lose all or part of your investment.
Risks Related to Offerings Pursuant to This Prospectus
We will have broad discretion over the use of proceeds of any offering made pursuant to this prospectus, to the extent it is successful.
We will have significant flexibility in applying the proceeds of any offering made pursuant to this prospectus. For example, we may pay operating expenses from net proceeds, which could limit our ability to achieve our investment objective.
The net asset value per share of our common stock may be diluted if we sell or otherwise issue shares of our common stock at prices below the then-current net asset value per share of our common stock.
Pursuant to approval granted at a special meeting of stockholders held on June 18, 2026, we are currently permitted to sell or otherwise issue shares of our common stock at a price below our then-current net asset value per share, subject to the approval of our Board and certain other conditions. Such stockholder approval expires on June 18, 2027. We intend to propose the extension of this approval in future years.
Any decision to sell or otherwise issue shares of our common stock below our then-current net asset value per share would be subject to the determination by our board of directors that such issuance or sale is in our and our stockholders’ best interests.
If we were to sell or otherwise issue shares of our common stock below our then-current net asset value per share, such issuances or sales would result in an immediate dilution to the net asset value per share of our common stock. This dilution would occur as a result of the issuance or sale of shares at a price below the then-current net asset value per share of our common stock and a proportionately greater decrease in the stockholders’ interest in our earnings and assets and their voting interest in us than the increase in our assets resulting from such issuance or sale. Because the number of shares of common stock that could be so issued and the timing of any issuance is not currently known, the actual dilutive effect cannot be predicted.
Further, if our current stockholders do not purchase any shares to maintain their percentage interest, regardless of whether such offering is above or below the then-current net asset value per share, their voting power will be diluted. For additional information and hypothetical examples of these risks, see “Sales of Common Stock Below Net Asset Value” and the prospectus supplement pursuant to which such sale is made.
Your interest in us may be diluted if you do not fully exercise your subscription rights in any rights offering. In addition, if the subscription price is less than our net asset value per share, then you will experience an immediate dilution of the aggregate net asset value of your shares.
In the event we issue subscription rights, stockholders who do not fully exercise their subscription rights should expect that they will, at the completion of a rights offering pursuant to this prospectus, own a smaller proportional interest in us than would otherwise be the case if they fully exercised their rights. We cannot state precisely the amount of any such dilution in share ownership because we do not know at this time what proportion of the shares will be purchased as a result of such rights offering.
In addition, if the subscription price is less than the net asset value per share of our common stock, then our stockholders would experience an immediate dilution of the aggregate net asset value of their shares as a result of the offering. The amount of any decrease in net asset value is not predictable because it is not known at this time what the subscription price and net asset value per share will be on the expiration date of a rights offering or what proportion of the shares will be purchased as a result of such rights offering. Such dilution could be substantial.
We may in the future determine to issue preferred stock, which could adversely affect the market value of our common stock and cause the net asset value and market value of our common stock to be more volatile.
The issuance of shares of preferred stock with dividend or conversion rights, liquidation preferences or other economic terms favorable to the holders of preferred stock could adversely affect the market price for our common stock by making an investment in the common stock less attractive and could make the net asset value and market value of our common stock more volatile. Payment of dividends and repayment of the liquidation preference of preferred stock would take preference over any dividends or other payments to our common stockholders, and holders of preferred stock would not be subject to any of our expenses or losses and would not be entitled to participate in any income or appreciation in excess of their stated preference (other than convertible preferred stock that converts into common stock). If the dividend rate on the preferred stock were to approach the net rate of return on our investment portfolio, the benefit of leverage to the holders of the common stock would be reduced. If the dividend rate on the preferred stock were to exceed the net rate of return on our portfolio, the leverage would result in a lower rate of return to the holders of common stock than if we had not issued preferred stock. Any decline in the net asset value of our investments would be borne entirely by the holders of common stock. Therefore, if the market value of our portfolio were to decline, the leverage would result in a greater decrease in net asset value to the holders of common stock than if we were not leveraged through the issuance of preferred stock. This greater net asset value decrease would also tend to cause a greater decline in the market price for the common stock. We might be in danger of failing to maintain the required asset coverage of the preferred stock or of losing our ratings on the preferred stock or, in an extreme case, our current investment income might not be sufficient to meet the dividend requirements on the preferred stock. In order to counteract such an event, we might need to liquidate investments in order to fund a redemption of some or all of the preferred stock. In addition, under the 1940 Act, preferred stock constitutes a “senior security” for purposes of the asset coverage test.
Holders of any preferred stock we might issue would have the right to elect members of the board of directors and class voting rights on certain matters.
Holders of any preferred stock we might issue, voting separately as a single class, would have the right to elect two members of the Board at all times and in the event dividends become two full years in arrears would have the right to elect a majority of the directors until such arrearage is completely eliminated. In addition, preferred stockholders may have class voting rights on certain matters, including changes in fundamental investment restrictions and conversion to open-end
status, and, accordingly, could veto any such changes. Restrictions imposed on the declarations and payment of dividends or other distributions to the holders of our common stock and preferred stock, both by the 1940 Act and by requirements imposed by rating agencies or the terms of our credit facilities, might impair our ability to maintain our qualification as a RIC for U.S. federal income tax purposes. While we would intend to redeem our preferred stock to the extent necessary to enable us to distribute our income as required to maintain our qualification as a RIC, there can be no assurance that such actions could be effected in time to meet the tax requirements.

Share Price [Table Text Block]
The following table sets forth the net asset value per share of our common stock, the range of high and low closing sales prices of our common stock reported on the NYSE, the closing sales price as a premium (discount) to net asset value and the dividends declared by us in each fiscal quarter for the year ending December 31, 2026, and for the years ended December 31, 2025 and December 31, 2024. On November 6, 2026, the last reported closing sales price of our common stock on the NYSE was $17.65 per share, which represented a premium of approximately 9.02% to the net asset value per share reported by us as of September 30, 2026, the last date prior to the date of this prospectus for which we reported net asset value.

		Price Range		High Sales Price to Net Asset Value(2)	Low Sales Price to Net Asset Value	Cash Dividend Per Share(3)
	NAV(1)	High	Low
Year ended December 31, 2024
First Quarter	$17.17	$22.35	$20.51	30.2%	19.5%	$0.54
Second Quarter	17.19	22.18	20.40	29.0%	18.7%	0.52
Third Quarter	17.12	22.00	19.50	28.5%	13.9%	0.52
Fourth Quarter	17.16	21.75	19.69	26.7%	14.7%	0.51
Year ended December 31, 2025
First Quarter	$17.04	$23.67	$20.78	38.9%	21.9%	$0.53
Second Quarter	17.17	23.98	18.58	39.7%	8.2%	0.52
Third Quarter	17.14	25.17	22.60	46.8%	31.9%	0.51
Fourth Quarter	16.98	23.19	20.53	36.6%	20.9%	0.49
Year ending December 31, 2026
First Quarter	$16.24	$22.55	$17.32	38.9%	6.7%	$0.47
Second Quarter	16.24	19.76	16.20	21.7%	(0.2)%	0.42
Third Quarter	16.19	19.17	16.58	18.4%	2.4%	0.42
Fourth Quarter (through November 6, 2026)	*	18.17	16.81			0.43

(1)
Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices. The net asset values shown are based on outstanding shares at the end of the relevant quarter.

(2)	Calculated as the respective high or low closing sales price less net asset value, divided by net asset value (in each case, as of the applicable quarter). Does not reflect intraday trading prices.
(3)	Represents the dividends declared in the relevant quarter.
*	Net asset value has not yet been reported for this period.

Lowest Price or Bid			$ 16.81	$ 16.58	$ 16.2	$ 17.32	$ 20.53	$ 22.6	$ 18.58	$ 20.78	$ 19.69	$ 19.5	$ 20.4	$ 20.51
Highest Price or Bid			$ 18.17	$ 19.17	$ 19.76	$ 22.55	$ 23.19	$ 25.17	$ 23.98	$ 23.67	$ 21.75	$ 22	$ 22.18	$ 22.35
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]			18.40%	21.70%	38.90%	36.60%	46.80%	39.70%	38.90%	26.70%	28.50%	29.00%	30.20%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				2.40%	(0.20%)	6.70%	20.90%	31.90%	8.20%	21.90%	14.70%	13.90%	18.70%	19.50%
NAV Per Share	[11]			$ 16.19	$ 16.24	$ 16.24	$ 16.98	$ 17.14	$ 17.17	$ 17.04	$ 17.16	$ 17.12	$ 17.19	$ 17.17
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF OUR SECURITIES
This prospectus contains a summary of our common stock, preferred stock, subscription rights, debt securities and warrants. These summaries are not meant to be a complete description of each security. However, this prospectus and the accompanying prospectus supplement will describe the material terms and conditions for each security.
DESCRIPTION OF OUR CAPITAL STOCK
The following description is based on relevant portions of the Delaware General Corporation Law (the “DGCL”), and on our certificate of incorporation and bylaws. This summary is not necessarily complete, and we refer you to the DGCL and our certificate of incorporation and bylaws for a more detailed description of the provisions summarized below.
Capital Stock
Under the terms of our restated certificate of incorporation, which was adopted on June 15, 2020, our authorized capital stock consists of 400,000,000 shares of common stock, par value $0.01 per share, of which 95,713,159 shares are outstanding as of November 5, 2026, and 100,000,000 shares of preferred stock, par value $0.01 per share, of which no shares are outstanding as of November 5, 2026.
Our common stock is listed on the NYSE under the symbol “TSLX.” There are no outstanding options or warrants to purchase our stock. No stock has been authorized for issuance under any equity compensation plans. Under Delaware law, our stockholders generally are not personally liable for our debts or obligations.
The following presents our outstanding classes of securities as of November 5, 2026:

Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding Exclusive of Amount Held by Us or for Our Account
Common Stock	400,000,000	695,188	95,713,159
Common Stock
Under the terms of our certificate of incorporation, holders of common stock are entitled to one vote for each share held on all matters submitted to a vote of stockholders, and holders of common stock do not have cumulative voting rights. Accordingly, subject to the rights of any outstanding preferred stock, holders of a majority of the shares of common stock entitled to vote in any election of directors may elect all of the directors standing for election. Holders of common stock are entitled to receive proportionately any dividends declared by our Board, subject to any preferential dividend rights of outstanding preferred stock. Upon our liquidation, dissolution or winding up, the holders of common stock will be entitled to receive ratably our net assets available after the payment of all debts and other liabilities and will be subject to the prior rights of any outstanding preferred stock. Holders of common stock have no redemption or conversion rights. The rights, preferences and privileges of holders of common stock are subject to the rights of the holders of any series of preferred stock that we may designate and issue in the future. In addition, holders of our common stock may participate in our dividend reinvestment plan.
Preferred Stock
Under the terms of our certificate of incorporation, our Board is authorized to issue shares of preferred stock in one or more series without stockholder approval. See “Description of Our Preferred Stock.”

The purpose of authorizing our Board to issue preferred stock and determine its rights and preferences is to eliminate delays associated with a stockholder vote on specific issuances. The issuance of preferred stock, while providing desirable flexibility in connection with providing leverage for our investment program, possible acquisitions and other corporate purposes, could make it more difficult for a third party to acquire, or could discourage a third party from acquiring, a majority of our outstanding voting stock.
Limitation on Liability of Directors and Officers; Indemnification and Advance of Expenses
Our certificate of incorporation limits our directors’ liability to the fullest extent permitted under Delaware corporate law and the 1940 Act. Specifically, our directors will not be personally liable to us or our stockholders for any breach of fiduciary duty as a director, except for any liability:

(i)	for any breach of the director’s duty of loyalty to us or our stockholders,

(ii)	for acts or omissions not in good faith or which involve willful misconduct, gross negligence, bad faith, reckless disregard or a knowing violation of law,

(iii)	under Section 174 of the DGCL, which relates to unlawful payment of dividends or unlawful stock purchases or redemptions, or

(iv)	for any transaction from which the director derived an improper personal benefit.
If the DGCL is amended to permit further elimination or limitation of the personal liability of directors, then the liability of our directors will be eliminated or limited to the fullest extent permitted by the DGCL. So long as we are registered or regulated under the 1940 Act, any limitation of liability of our directors and officers as described above is limited to the extent prohibited by the 1940 Act or by any valid rule, regulation or order of the SEC.
Section 145 of the DGCL allows for the indemnification of officers, directors, and any corporate agents in terms sufficiently broad to indemnify such person under certain circumstances for liabilities, including reimbursement for expenses, incurred arising under the Securities Act. Our certificate of incorporation and bylaws provide that we will indemnify our directors and officers to the fullest extent authorized or permitted by law and this right to indemnification will continue as to a person who has ceased to be a director or officer and will inure to the benefit of his or her heirs, executors and personal and legal representatives; however, for proceedings to enforce rights to indemnification, we are not obligated to indemnify any director or officer (or his or her heirs, executors or personal or legal representatives) in connection with a proceeding (or part thereof) initiated by such person unless that proceeding (or part thereof) was authorized or consented to by the Board. The right to indemnification includes the right to be paid by us the expenses incurred in defending or otherwise participating in any proceeding in advance of its final disposition.
Our obligation to provide indemnification and advancement of expenses is subject to the requirements of the 1940 Act and Investment Company Act Release No. 11330, which, among other things, preclude indemnification for any liability (whether or not there is an adjudication of liability or the matter has been settled) arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties, and require reasonable and fair means for determining whether indemnification will be made.
In addition, we have entered into indemnification agreements with our directors and officers that provide for a contractual right to indemnification to the fullest extent permitted by the DGCL. A form of the indemnification agreement has been filed as an exhibit to the registration statement of which this prospectus is a part.
We may, to the extent authorized from time to time by the Board, provide rights to indemnification and to the advancement of expenses to our employees and agents similar to those conferred to our directors and officers. The rights to indemnification and to the advancement of expenses are subject to the requirements of the 1940 Act to the extent applicable. Any repeal or modification of our certificate of incorporation by our stockholders will not adversely affect any rights to indemnification and to the advancement of expenses of a director or officer existing at the time of the repeal or modification with respect to any acts or omissions occurring prior to the repeal or modification.
Under the Investment Advisory Agreement, we have, to the extent permitted by applicable law, indemnified the Adviser and certain of its affiliates, as described under “Management Agreements—Indemnification” in Part I, Item 1 of our 2025 Annual Report.
Anti-Takeover Provisions
The following summary outlines certain provisions of Delaware law and our certificate of incorporation regarding anti-takeover provisions. These provisions could have the effect of limiting the ability of other entities or persons to acquire control of us by means of a tender offer, proxy contest or otherwise, or to change the composition of our Board. These provisions are expected to discourage certain coercive takeover practices and inadequate takeover bids and to encourage persons seeking to acquire control of us to negotiate first with our Board. These measures, however, may delay, defer or prevent a transaction or a change in control that might otherwise be in the best interests of our stockholders and could have the effect of depriving stockholders of an opportunity to sell their shares at a premium over prevailing market prices. These attempts could also have the effect of increasing our expenses and disrupting our normal operation. We believe, however, that the benefits of these provisions outweigh the potential disadvantages of discouraging acquisition proposals because the negotiation of the proposals may improve their terms.
We are subject to the provisions of Section 203 of the DGCL. In general, the statute prohibits a publicly held Delaware corporation from engaging in a “business combination” with “interested stockholders” for a period of three years after the date of the transaction in which the person became an interested stockholder, unless the business combination is approved in a prescribed manner. A “business combination” includes certain mergers, asset sales and other transactions resulting in a financial benefit to the interested stockholder. Subject to exceptions (including an exception for our Adviser and certain of its affiliates), an “interested stockholder” with which business combinations may be restricted is a person that, together with its affiliates and associates, owns, or is an affiliate or associate of the corporation and within the prior three years did own, 15% or more of the corporation’s voting stock.
Our certificate of incorporation and bylaws provide that:

•	the Board be divided into three classes, as nearly equal in size as possible, with staggered three-year terms (and the number of directors shall not be fewer than four or greater than nine);

•
directors may be removed only for cause by the affirmative vote of 75% of the holders of our capital stock then outstanding and entitled to vote in the election of directors, voting together as a single class; and

•
subject to the rights of any holders of preferred stock, any vacancy on the Board, however the vacancy occurs, including a vacancy due to an enlargement of the Board, may only be filled by vote of a majority of the directors then in office.

The classification of our Board and the limitations on removal of directors and filling of vacancies could have the effect of making it more difficult for a third party to acquire us, or of discouraging a third party from acquiring us. We believe, however, that the longer time required to elect a majority of a classified board of directors helps to ensure the continuity and stability of our management and policies.
Our bylaws also provide that:

•	any action required or permitted to be taken by the stockholders at an annual meeting or special meeting of stockholders may only be taken if it is properly brought before such meeting; and

•	special meetings of the stockholders may only be called by our Board, Chairman, or a Chief Executive Officer.
Our bylaws provide that for nominations and any other matters to be considered “properly brought” before a meeting, a stockholder must comply with requirements regarding advance notice to us. The purpose of requiring stockholders to give us advance notice of nominations and other business is to afford our Nominating and Corporate Governance Committee a meaningful opportunity to consider the qualifications of the proposed nominees and the advisability of any other proposed business and, to the extent deemed necessary or desirable by our Board, to inform stockholders and make recommendations about such qualifications or business, as well as to provide a more orderly procedure for conducting meetings of stockholders. Our certificate of incorporation further provides that stockholders may not take action by written consent in lieu of a meeting. These provisions may discourage another person or entity from making a tender offer for our common stock, because such person or entity, even if it acquired a majority of our outstanding voting securities, would be able to take action as a stockholder (such as electing new directors or approving a merger) only at a duly called stockholders’ meeting, and not by written consent.
The DGCL provides generally that the affirmative vote of a majority of the shares entitled to vote on any matter is required to amend a corporation’s certificate of incorporation or bylaws, unless a corporation’s certificate of incorporation or bylaws requires a greater percentage. Our certificate of incorporation requires the affirmative vote of at least 75% of the holders of our capital stock then outstanding and entitled to vote in the election of directors, voting together as a single class, to amend certain specified provisions of the certificate relating to our Board, limitation of liability, indemnification procedures, and amendments to our certificate of incorporation.
Our certificate of incorporation permits our Board to amend or repeal our bylaws. Our bylaws generally can be amended or repealed by approval of at least 75% of the total number of authorized directors then in office. Additionally, our stockholders have the power to adopt, amend or repeal our bylaws, upon the affirmative vote of at least 75% of the holders of our capital stock then outstanding and entitled to vote on any matter.
A director may be removed from office, but only for cause and at a meeting called for that purpose, by the affirmative vote of 75% of the holders of our capital stock then outstanding and entitled to vote in the election of directors, voting together as a single class.
In addition, our certificate of incorporation requires the favorable vote of a majority of our Board followed by the favorable vote of the holders of at least 75% of our outstanding shares of common stock, to approve, adopt or authorize certain transactions with 10% or greater holders of our outstanding common stock and their affiliates or associates, unless the transaction has been approved by at least 80% of our Board, in which case approval by “a majority of the outstanding voting securities” (as defined in the 1940 Act) will be required. For purposes of these provisions, a 10% or greater holder of our outstanding common stock, or a principal stockholder, refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 10% or more of the outstanding shares of our common stock.
The 10% holder transactions subject to these special approval requirements are:

•	the merger or consolidation of us or any subsidiary of ours with or into any principal stockholder;

•
the issuance of any of our securities to any principal stockholder for cash, except pursuant to any automatic dividend reinvestment plan or the exercise of any preemptive rights granted in our certificate of incorporation (which are no longer applicable following our IPO) or pursuant to any subscription agreement by and among us, the Adviser and such principal stockholder entered into prior to our IPO;

•
the sale, lease or exchange of all or any substantial part of our assets to any principal stockholder, except assets having an aggregate fair market value of less than 5% of our total assets, aggregating for the purpose of this computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period; and

•
the sale, lease or exchange to us or any subsidiary of ours, in exchange for our securities, of any assets of any principal stockholder, except assets having an aggregate fair market value of less than 5% of our total assets, aggregating for purposes of this computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period.

To convert us to an
open-end
investment company, to merge or consolidate us with any entity in a transaction as a result of which the governing documents of the surviving entity do not contain substantially the same anti-takeover provisions as are provided in our certificate of incorporation, to liquidate and dissolve us or to amend any of the provisions discussed herein, our certificate of incorporation requires the favorable vote of at least 80% of the holders of our common stock then outstanding, or the approval of a majority of the continuing directors and at least 75% of the holders of our capital stock then outstanding entitled to vote in the election of directors, voting together as a single class. If approved in the foregoing manner, our conversion to an open-end
investment company could not occur until 90 days after the stockholders’ meeting at which the conversion was approved and would also require at least 30 days’ prior notice to all stockholders. As part of the conversion to an open-end
investment company, substantially all of our investment policies and strategies and portfolio would have to be modified to assure the degree of portfolio liquidity required for open-end
investment companies. In the event of conversion, the common shares would cease to be listed on any national securities exchange or market system. Stockholders of an open-end
investment company may require the company to redeem their shares at any time, except in certain circumstances as authorized by or under the 1940 Act, at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. You should assume that it is not likely that our Board would vote to convert us to an open-end
fund.
The 1940 Act defines “a majority of the outstanding voting securities” as the lesser of:

•	67% or more of the company’s voting stock present at a meeting if more than 50% of the outstanding voting securities of the company are present or represented by proxy; and

•	more than 50% of the outstanding voting securities of the company.
For the purposes of calculating “a majority of the outstanding voting securities” under our certificate of incorporation, each class and series of our shares will vote together as a single class, except to the extent required by the 1940 Act or our certificate of incorporation, with respect to any class or series of shares. If a separate class vote is required, the applicable proportion of shares of the class or series, voting as a separate class or series, also will be required.
Our Board has determined that provisions with respect to the Board and the stockholder voting requirements described above, which voting requirements are greater than the minimum requirements under Delaware law or the 1940 Act, are in the best interest of stockholders generally.

DESCRIPTION OF OUR PREFERRED STOCK
In addition to shares of common stock, we have 100,000,000 shares of preferred stock authorized under our certificate of incorporation, par value $0.01 per share, of which no shares are currently outstanding. If we offer preferred stock under this prospectus, we will issue an appropriate prospectus supplement. We may issue preferred stock from time to time in one or more classes or series, without stockholder approval. Prior to issuance of shares of each class or series, our Board is required by Delaware law and by our certificate of incorporation to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Any such issuance must adhere to the requirements of the 1940 Act, Delaware law and any other limitations imposed by law.
The Board has discretion to establish the number of shares to be included in each series and to fix the voting powers (if any), designations, powers, preferences, and relative, participating, optional or other rights, if any, of the shares of each series, and any qualifications, limitations, or restrictions. The 1940 Act limits our flexibility as to certain rights and preferences of the preferred stock under our certificate of incorporation. In particular, every share of stock issued by a BDC must be voting stock and have equal voting rights with every other outstanding class of voting stock, except to the extent that the stock satisfies the requirements for being treated as a senior security, which requires, among other things, that:

•
immediately after issuance and before any distribution is made with respect to common stock, we must meet a coverage ratio of total assets (less total liabilities other than indebtedness) to total indebtedness plus preferred stock, of at least 150%; and

•
the holders of shares of preferred stock must be entitled as a class to elect two directors at all times and to elect a majority of the directors if and for so long as dividends on the preferred stock are unpaid in an amount equal to two full years of dividends on the preferred stock.

For any series of preferred stock that we may issue, our Board will determine and the amendment to our certificate of incorporation and the prospectus supplement relating to such series will describe:

•	the designation and number of shares of such series;

•
the rate and time at which, and the preferences and conditions under which, any dividends will be paid on shares of such series, as well as whether such dividends are participating or non-participating;

•	any provisions relating to convertibility or exchangeability of the shares of such series, including adjustments to the conversion price of such series;

•	the rights and preferences, if any, of holders of shares of such series upon our liquidation, dissolution or winding up of our affairs;

•	the voting powers, if any, of the holders of shares of such series;

•	any provisions relating to the redemption of the shares of such series;

•	any limitations on our ability to pay dividends or make distributions on, or acquire or redeem, other securities while shares of such series are outstanding;

•	any conditions or restrictions on our ability to issue additional shares of such series or other securities;

•	if applicable, a discussion of certain U.S. federal income tax considerations; and

•	any other relative powers, preferences and participating, optional or special rights of shares of such series, and the qualifications, limitations or restrictions thereof.
All shares of preferred stock that we may issue will be identical and of equal rank except as to the particular terms thereof that may be fixed by our Board. All shares of each series of preferred stock will differ only as to the dates from which dividends, if any, thereon will be cumulative.

DESCRIPTION OF OUR SUBSCRIPTION RIGHTS
We may issue subscription rights to our stockholders to purchase common stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to our stockholders, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our stockholders on the record date that we set for receiving subscription rights in such subscription rights offering.
The applicable prospectus supplement would describe the following terms of subscription rights in respect of which this prospectus is being delivered:

•
the period of time the offering would remain open (which shall be open a minimum number of days such that all record holders would be eligible to participate in the offering and shall not be open longer than 120 days);

•	the title of such subscription rights;

•	the exercise price for such subscription rights (or method of calculation thereof);

•	the ratio of the offering (which, in the case of transferable rights, will require a minimum of three shares to be held of record before a person is entitled to purchase an additional share);

•	the number of such subscription rights issued to each stockholder;

•	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

•	if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

•	the date on which the right to exercise such subscription rights shall commence, and the date on which such right shall expire (subject to any extension);

•	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

•	any termination right we may have in connection with such subscription rights offering; and

•	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.
Exercise of Subscription Rights
Each subscription right would entitle the holder of the subscription right to purchase for cash such amount of shares of common stock at such exercise price as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the subscription rights offered thereby. Subscription rights may be exercised at any time up to the close of business on the expiration date for such subscription rights set forth in the prospectus supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.
Subscription rights may be exercised as set forth in the prospectus supplement relating to the subscription rights offered thereby. Upon receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the prospectus supplement we will forward, as soon as practicable, the shares of common stock purchasable upon such exercise. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than stockholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement.

Dilutive Effects
Any stockholder who chooses not to participate in a rights offering should expect to own a smaller interest in us upon completion of such rights offering. Any rights offering will dilute the ownership interest and voting power of stockholders who do not fully exercise their subscription rights. Further, because the net proceeds per share from any rights offering may be lower than our then current net asset value per share, the rights offering may reduce our net asset value per share. The amount of dilution that a stockholder will experience could be substantial, particularly to the extent we engage in multiple rights offerings within a limited time period. In addition, the market price of our common stock could be adversely affected while a rights offering is ongoing as a result of the possibility that a significant number of additional shares may be issued upon completion of such rights offering. All of our stockholders will also indirectly bear the expenses associated with any rights offering we may conduct, regardless of whether they elect to exercise any rights.

DESCRIPTION OF OUR WARRANTS
The following is a general description of the terms of the warrants we may issue from time to time. Particular terms of any warrants we offer will be described in the prospectus supplement relating to such warrants.
We may issue warrants to purchase shares of our common stock, preferred stock or debt securities. Such warrants may be issued independently or together with common stock, preferred stock or debt securities and may be attached or separate from such securities. We will issue each series of warrants under a separate warrant agreement to be entered into between us and a warrant agent. The warrant agent will act solely as our agent and will not assume any obligation or relationship of agency for or with holders or beneficial owners of warrants.
A prospectus supplement will describe the particular terms of any series of warrants we may issue, including the following:

•	the title of such warrants;

•	the aggregate number of such warrants;

•	the price or prices at which such warrants will be issued;

•	the currency or currencies, including composite currencies, in which the price of such warrants may be payable;

•	if applicable, the designation and terms of the securities with which the warrants are issued and the number of warrants issued with each such security or each principal amount of such security;

•
in the case of warrants to purchase debt securities, the principal amount of debt securities purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which this principal amount of debt securities may be purchased upon such exercise;

•
in the case of warrants to purchase common stock or preferred stock, the number of shares of common stock or preferred stock, as the case may be, purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which these shares may be purchased upon such exercise;

•	the date on which the right to exercise such warrants shall commence and the date on which such right will expire;

•	whether such warrants will be issued in registered form or bearer form;

•	if applicable, the minimum or maximum amount of such warrants which may be exercised at any one time;

•	if applicable, the date on and after which such warrants and the related securities will be separately transferable;

•	information with respect to book-entry procedures, if any;

•	the terms of the securities issuable upon exercise of the warrants;

•	if applicable, a discussion of certain U.S. federal income tax considerations; and

•	any other terms of such warrants, including terms, procedures and limitations relating to the exchange and exercise of such warrants.
We and the warrant agent may amend or supplement the warrant agreement for a series of warrants without the consent of the holders of the warrants issued thereunder to effect changes that are not inconsistent with the provisions of the warrants and that do not materially and adversely affect the interests of the holders of the warrants.
Prior to exercising their warrants, holders of warrants will not have any of the rights of holders of the securities purchasable upon such exercise, including, in the case of warrants to purchase debt securities, the right to receive principal, premium, if any, or interest payments, on the debt securities purchasable upon exercise or to enforce covenants in the applicable indenture or, in the case of warrants to purchase common stock or preferred stock, the right to receive dividends, if any, or payments upon our liquidation, dissolution or winding up or to exercise any voting rights.
Under the 1940 Act, we may generally only offer warrants provided that (1) the warrants expire by their terms within ten years; (2) the exercise or conversion price is not less than the current market value at the date of issuance; (3) our stockholders authorize the proposal to issue such warrants, and our Board approves such issuance on the basis that the issuance is in the best interests of us and our stockholders; and (4) if the warrants are accompanied by other securities, the warrants are not separately transferable unless no class of such warrants and the securities accompanying them has been publicly distributed. The 1940 Act also provides that the amount of our voting securities that would result from the exercise of all outstanding warrants, as well as options and rights, at the time of issuance may not exceed 25% of our outstanding voting securities.

Long Term Debt [Table Text Block]
DESCRIPTION OF OUR DEBT SECURITIES
We may issue debt securities in one or more series. The specific terms of each series of debt securities will be described in the particular prospectus supplement relating to that series. The prospectus supplement may or may not modify the general terms found in this prospectus and will be filed with the SEC. For a complete description of the terms of a particular series of debt securities, you should read both this prospectus and the prospectus supplement relating to that particular series.
As required by federal law for all bonds and notes of companies that are publicly offered, the debt securities are governed by a document called an “indenture.” An indenture is a contract between us and a financial institution acting as trustee on your behalf, and is subject to and governed by the Trust Indenture Act of 1939, as amended. Certain of our debt securities have been issued under an indenture dated January 22, 2018 between us and Wells Fargo Bank, National Association. We also intend on issuing debt securities under an indenture to be entered into between us and U.S. Bank Trust Company, National Association.
Subject to the provisions of the indenture, the trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf, described in the second paragraph under “—Events of Default—Remedies If an Event of Default Occurs.” Second, the trustee performs certain administrative duties for us.
Because this section is a summary, it does not describe every aspect of the debt securities and the indenture. We urge you to read the indenture because it, and not this description, defines your rights as a holder of debt securities. For example, in this section, we use capitalized words to signify terms that are specifically defined in the indenture. Some of the definitions are repeated in this prospectus, but for the rest you will need to read the indenture. We have filed indentures with the SEC. See “Available Information” for information on how to obtain a copy of the applicable indenture.
The prospectus supplement, which will accompany this prospectus, will describe the particular series of debt securities being offered, including, among other things:

•	the designation or title of the series of debt securities;

•	the total principal amount of the series of debt securities;

•	the percentage of the principal amount at which the series of debt securities will be offered;

•	the date or dates on which principal will be payable;

•	the rate or rates (which may be either fixed or variable) and/or the method of determining such rate or rates of interest, if any;

•	the date or dates from which any interest will accrue, or the method of determining such date or dates, and the date or dates on which any interest will be payable;

•	whether any interest may be paid by issuing additional securities of the same series in lieu of cash (and the terms upon which any such interest may be paid by issuing additional securities);

•	the terms for redemption, extension or early repayment, if any;

•	the currencies in which the series of debt securities are issued and payable;

•
whether the amount of payments of principal, premium or interest, if any, on a series of debt securities will be determined with reference to an index, formula or other method (which could be based on one or more currencies, commodities, equity indices or other indices) and how these amounts will be determined;

•	the place or places, if any, other than or in addition to the Borough of Manhattan in the City of New York, of payment, transfer, conversion and/or exchange of the debt securities;

•	the denominations in which the offered debt securities will be issued (if other than $1,000 and any integral multiple thereof);

•	the provision for any sinking fund;

•	any restrictive covenants;

•	any Events of Default;

•	whether the series of debt securities is issuable in certificated form;

•	any provisions for defeasance or covenant defeasance;

•	any special federal income tax implications, including, if applicable, U.S. federal income tax considerations relating to original issue discount;

•
whether and under what circumstances we will pay additional amounts in respect of any tax, assessment or governmental charge and, if so, whether we will have the option to redeem the debt securities rather than pay the additional amounts (and the terms of this option);

•	any provisions for convertibility or exchangeability of the debt securities into or for any other securities;

•	whether the debt securities are subject to subordination and the terms of such subordination;

•	whether the debt securities are secured and the terms of any security interest;

•	the listing, if any, on a securities exchange; and

•	any other terms.
The debt securities may be secured or unsecured obligations. Unless the prospectus supplement states otherwise, principal (and premium, if any) and interest, if any, will be paid by us in immediately available funds.
We are permitted, under specified conditions, to issue multiple classes of indebtedness and one class of shares senior to our common stock if our asset coverage, calculated pursuant to the 1940 Act, is at least equal to 150% immediately after each such issuance. In addition, while any indebtedness and senior securities remain outstanding, we must make provisions to prohibit the distribution to our stockholders or the repurchase of such indebtedness or securities unless we meet the applicable asset coverage ratios at the time of the distribution or repurchase. Specifically, we may be precluded from declaring dividends or repurchasing shares of our common stock unless our asset coverage is at least 150%. We may also borrow amounts up to 5% of the value of our total assets for temporary or emergency purposes without regard to asset coverage. For a discussion of the risks associated with leverage, see “Risk Factors—Regulations governing our operation as a BDC affect our ability to, and the way in which we, raise additional capital” in Part II, Item 1A of our 3Q 2026 Quarterly Report.

Outstanding Security, Title [Text Block]
The following presents our outstanding classes of securities as of November 5, 2026:

Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding Exclusive of Amount Held by Us or for Our Account
Common Stock	400,000,000	695,188	95,713,159

Risks Related To Offerings Pursuant To This Prospectus [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Offerings Pursuant to This Prospectus
We will have broad discretion over the use of proceeds of any offering made pursuant to this prospectus, to the extent it is successful.
We will have significant flexibility in applying the proceeds of any offering made pursuant to this prospectus. For example, we may pay operating expenses from net proceeds, which could limit our ability to achieve our investment objective.
The net asset value per share of our common stock may be diluted if we sell or otherwise issue shares of our common stock at prices below the then-current net asset value per share of our common stock.
Pursuant to approval granted at a special meeting of stockholders held on June 18, 2026, we are currently permitted to sell or otherwise issue shares of our common stock at a price below our then-current net asset value per share, subject to the approval of our Board and certain other conditions. Such stockholder approval expires on June 18, 2027. We intend to propose the extension of this approval in future years.
Any decision to sell or otherwise issue shares of our common stock below our then-current net asset value per share would be subject to the determination by our board of directors that such issuance or sale is in our and our stockholders’ best interests.
If we were to sell or otherwise issue shares of our common stock below our then-current net asset value per share, such issuances or sales would result in an immediate dilution to the net asset value per share of our common stock. This dilution would occur as a result of the issuance or sale of shares at a price below the then-current net asset value per share of our common stock and a proportionately greater decrease in the stockholders’ interest in our earnings and assets and their voting interest in us than the increase in our assets resulting from such issuance or sale. Because the number of shares of common stock that could be so issued and the timing of any issuance is not currently known, the actual dilutive effect cannot be predicted.
Further, if our current stockholders do not purchase any shares to maintain their percentage interest, regardless of whether such offering is above or below the then-current net asset value per share, their voting power will be diluted. For additional information and hypothetical examples of these risks, see “Sales of Common Stock Below Net Asset Value” and the prospectus supplement pursuant to which such sale is made.
Your interest in us may be diluted if you do not fully exercise your subscription rights in any rights offering. In addition, if the subscription price is less than our net asset value per share, then you will experience an immediate dilution of the aggregate net asset value of your shares.
In the event we issue subscription rights, stockholders who do not fully exercise their subscription rights should expect that they will, at the completion of a rights offering pursuant to this prospectus, own a smaller proportional interest in us than would otherwise be the case if they fully exercised their rights. We cannot state precisely the amount of any such dilution in share ownership because we do not know at this time what proportion of the shares will be purchased as a result of such rights offering.
In addition, if the subscription price is less than the net asset value per share of our common stock, then our stockholders would experience an immediate dilution of the aggregate net asset value of their shares as a result of the offering. The amount of any decrease in net asset value is not predictable because it is not known at this time what the subscription price and net asset value per share will be on the expiration date of a rights offering or what proportion of the shares will be purchased as a result of such rights offering. Such dilution could be substantial.
We may in the future determine to issue preferred stock, which could adversely affect the market value of our common stock and cause the net asset value and market value of our common stock to be more volatile.
The issuance of shares of preferred stock with dividend or conversion rights, liquidation preferences or other economic terms favorable to the holders of preferred stock could adversely affect the market price for our common stock by making an investment in the common stock less attractive and could make the net asset value and market value of our common stock more volatile. Payment of dividends and repayment of the liquidation preference of preferred stock would take preference over any dividends or other payments to our common stockholders, and holders of preferred stock would not be subject to any of our expenses or losses and would not be entitled to participate in any income or appreciation in excess of their stated preference (other than convertible preferred stock that converts into common stock). If the dividend rate on the preferred stock were to approach the net rate of return on our investment portfolio, the benefit of leverage to the holders of the common stock would be reduced. If the dividend rate on the preferred stock were to exceed the net rate of return on our portfolio, the leverage would result in a lower rate of return to the holders of common stock than if we had not issued preferred stock. Any decline in the net asset value of our investments would be borne entirely by the holders of common stock. Therefore, if the market value of our portfolio were to decline, the leverage would result in a greater decrease in net asset value to the holders of common stock than if we were not leveraged through the issuance of preferred stock. This greater net asset value decrease would also tend to cause a greater decline in the market price for the common stock. We might be in danger of failing to maintain the required asset coverage of the preferred stock or of losing our ratings on the preferred stock or, in an extreme case, our current investment income might not be sufficient to meet the dividend requirements on the preferred stock. In order to counteract such an event, we might need to liquidate investments in order to fund a redemption of some or all of the preferred stock. In addition, under the 1940 Act, preferred stock constitutes a “senior security” for purposes of the asset coverage test.
Holders of any preferred stock we might issue would have the right to elect members of the board of directors and class voting rights on certain matters.
Holders of any preferred stock we might issue, voting separately as a single class, would have the right to elect two members of the Board at all times and in the event dividends become two full years in arrears would have the right to elect a majority of the directors until such arrearage is completely eliminated. In addition, preferred stockholders may have class voting rights on certain matters, including changes in fundamental investment restrictions and conversion to open-end
status, and, accordingly, could veto any such changes. Restrictions imposed on the declarations and payment of dividends or other distributions to the holders of our common stock and preferred stock, both by the 1940 Act and by requirements imposed by rating agencies or the terms of our credit facilities, might impair our ability to maintain our qualification as a RIC for U.S. federal income tax purposes. While we would intend to redeem our preferred stock to the extent necessary to enable us to distribute our income as required to maintain our qualification as a RIC, there can be no assurance that such actions could be effected in time to meet the tax requirements.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		1 Letterman Drive, Building B, Suite B6-100
Entity Address, City or Town		San Francisco
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94129
Contact Personnel Name		Joshua Peck
Common Share [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common stock
Common Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]		Holders of common stock are entitled to receive proportionately any dividends declared by our Board, subject to any preferential dividend rights of outstanding preferred stock.
Security Voting Rights [Text Block]		Under the terms of our certificate of incorporation, holders of common stock are entitled to one vote for each share held on all matters submitted to a vote of stockholders, and holders of common stock do not have cumulative voting rights.
Security Liquidation Rights [Text Block]		Upon our liquidation, dissolution or winding up, the holders of common stock will be entitled to receive ratably our net assets available after the payment of all debts and other liabilities and will be subject to the prior rights of any outstanding preferred stock.
Outstanding Security, Title [Text Block]		Common Stock
Outstanding Security, Authorized [Shares]		400,000,000
Outstanding Security, Held [Shares]		695,188
Outstanding Security, Not Held [Shares]		95,713,159
Two Thousand Twenty Three Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]			$ 0			$ 0				$ 0				$ 0	$ 150,000,000	$ 150,000,000	$ 150,000,000	$ 150,000,000	$ 150,000,000
Senior Securities Coverage per Unit	[13]			$ 0			$ 0				$ 0				$ 0	$ 1,885.7	$ 2,053.6	$ 2,045.4	$ 2,004.1	$ 2,705.2
Preferred Stock Liquidating Preference	[14]			$ 0			$ 0				$ 0				$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Convertible Senior Notes Due Two Thousand And Nineteen [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]			$ 0			$ 0				$ 0				$ 0	$ 0	$ 0	$ 0	$ 0	$ 114,300,000	$ 113,700,000	$ 113,100,000	$ 112,500,000	$ 111,900,000
Senior Securities Coverage per Unit	[13]			$ 0			$ 0				$ 0				$ 0	$ 0	$ 0	$ 0	$ 0	$ 2,705.2	$ 2,355.3	$ 2,376.6	$ 2,257.3	$ 3,110.3
Preferred Stock Liquidating Preference	[14]			$ 0			$ 0				$ 0				$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Two Thousand Twenty Nine [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]			$ 348,300,000			$ 347,800,000				$ 347,200,000
Senior Securities Coverage per Unit	[13]			$ 1,801.6			$ 1,914.9				$ 1,824.7
Preferred Stock Liquidating Preference	[14]			$ 0			$ 0				$ 0
Two Thousand Twenty Six Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]			$ 0			$ 299,800,000				$ 299,300,000				$ 298,900,000	$ 298,500,000	$ 298,100,000
Senior Securities Coverage per Unit	[13]			$ 0			$ 1,914.9				$ 1,824.7				$ 1,815.9	$ 1,885.7	$ 2,053.6
Preferred Stock Liquidating Preference	[14]			$ 0			$ 0				$ 0				$ 0	$ 0	$ 0
Convertible Senior Notes Due Two Thousand And Twenty Two [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]			$ 0			$ 0				$ 0				$ 0	$ 0	$ 100,000,000	$ 142,500,000	$ 171,900,000	$ 171,700,000	$ 114,700,000
Senior Securities Coverage per Unit	[13]			$ 0			$ 0				$ 0				$ 0	$ 0	$ 2,053.6	$ 2,045.4	$ 2,004.1	$ 2,705.2	$ 2,355.3
Preferred Stock Liquidating Preference	[14]			$ 0			$ 0				$ 0				$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Two Thousand Twenty Eight Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]			$ 299,300,000			$ 299,000,000				$ 298,600,000				$ 298,300,000
Senior Securities Coverage per Unit	[13]			$ 1,801.6			$ 1,914.9				$ 1,824.7				$ 1,815.9
Preferred Stock Liquidating Preference	[14]			$ 0			$ 0				$ 0				$ 0
Two Thousand Twenty Four Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]			$ 0			$ 0				$ 0				$ 347,200,000	$ 346,800,000	$ 346,400,000	$ 346,100,000	$ 297,200,000
Senior Securities Coverage per Unit	[13]			$ 0			$ 0				$ 0				$ 1,815.9	$ 1,885.7	$ 2,053.6	$ 2,045.4	$ 2,004.1
Preferred Stock Liquidating Preference	[14]			$ 0			$ 0				$ 0				$ 0	$ 0	$ 0	$ 0	$ 0
Two Thousand Thirty [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]			$ 297,300,000			$ 296,900,000
Senior Securities Coverage per Unit	[13]			$ 1,801.6			$ 1,914.9
Preferred Stock Liquidating Preference	[14]			$ 0			$ 0
Revolving Credit Facilities [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]			$ 690,500,000			$ 513,900,000				$ 1,004,100,000				$ 889,700,000	$ 719,300,000	$ 316,400,000	$ 472,300,000	$ 495,700,000	$ 187,500,000	$ 486,800,000	$ 578,700,000	$ 540,300,000	$ 283,900,000	$ 432,300,000	$ 331,800,000	$ 155,000,000
Senior Securities Coverage per Unit	[13]			$ 1,801.6			$ 1,914.9				$ 1,824.7				$ 1,815.9	$ 1,885.7	$ 2,053.6	$ 2,045.4	$ 2,004.1	$ 2,705.2	$ 2,355.3	$ 2,376.6	$ 2,257.3	$ 3,110.3	$ 2,329.5	$ 2,445.9	$ 2,116.7
Preferred Stock Liquidating Preference	[14]			$ 0			$ 0				$ 0				$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Two Thousand Thirty One [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]			$ 297,500,000
Senior Securities Coverage per Unit	[13]			$ 1,801.6
Preferred Stock Liquidating Preference	[14]			$ 0

[1]	In the event that the securities to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load (underwriting discount or commission).
[2]	The expenses of the dividend reinvestment plan are included in “Other expenses” in the table above. The plan administrator’s fees will be paid by us. There are no brokerage charges or other charges to stockholders who participate in the plan, except that if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a brokerage commission from the proceeds. For additional information, see “Dividend Reinvestment Plan.”
[3]	The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by us as a percentage of the offering price.
[4]	The Management Fee is 1.5% of the average value of our gross assets (including cash and cash equivalents and assets purchased with borrowed amounts) using the values at the end of the two most recently completed calendar quarters, adjusted for any share issuances or repurchases during the period. We may from time to time decide it is appropriate to change the terms of our Investment Advisory Agreement. Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to stockholders for approval. See “Management Agreements” in Part I, Item 1 of our 2025 Annual Report and in Note 3 to our consolidated financial statements in our 3Q 2026 Quarterly Report. The Management Fee reflected in the table is calculated by determining the ratio that the Management Fee for the nine months ended September 30, 2026, bears to our net assets attributable to common stock (rather than our gross assets). From time to time, our Adviser voluntarily has waived certain Management Fees. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations-Results of Operations-Management Fees” in Part II, Item 7 of our 2025 Annual Report and in Part I, Item 2 of our 3Q 2026 Quarterly Report. The above estimates are based on our actual Management Fees for the year ended December 31, 2025. The Adviser intends to waive a portion of the Management Fee payable under the Investment Advisory Agreement by reducing the Management Fee on assets financed using leverage over 200% asset coverage (in other words, over 1.0x debt to equity) (the “Leverage Waiver”). Pursuant to the Leverage Waiver, the Adviser intends to waive the portion of the Management Fee in excess of an annual rate of 1.0% (0.250% per quarter) on the average value of the Company’s gross assets as of the end of the two most recently completed calendar quarters that exceeds the product of (i) 200% and (ii) the average value of our net asset value at the end of the two most recently completed calendar quarters.
[5]	The net assets attributable to common stock used to calculate the percentages in this table reflect our net assets of $1,549.3 million as of September 30, 2026.
[6]	Interest payments on borrowed funds are based on our interest expense for the year ended December 31, 2025 under our credit facilities excluding fees (such as fees on undrawn amounts and amortization of upfront fees) and including the swap-adjusted interest expense related to our 2026 Notes, 2028 Notes, 2029 Notes and 2030 Notes. This item is based on the assumption that our borrowings and interest costs after an offering will remain similar to those prior to such offering. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. On October 8, 2018, our stockholders approved the application of the minimum asset coverage ratio of 150% to us, as set forth in Section 61(a)(2) of the 1940 Act, as amended by the SBCAA.
[7]	The Incentive Fee consists of two parts, as follows: (i) The first component, payable at the end of each quarter in arrears, equals 100% of the pre-Incentive Fee net investment income in excess of a 1.5% quarterly “hurdle rate,” the calculation of which is further explained below, until the Adviser has received 17.5% of the total pre-Incentive Fee net investment income for that quarter and, for pre-Incentive Fee net investment income in excess of 1.82% quarterly, 17.5% of all remaining pre-Incentive Fee net investment income for that quarter. The 100% “catch-up” provision for pre-Incentive Fee net investment income in excess of the 1.5% “hurdle rate” is intended to provide the Adviser with an Incentive Fee of 17.5% on all pre-Incentive Fee net investment income when that amount equals 1.82% in a quarter (7.28% annualized), which is the rate at which catch-up is achieved. Once the “hurdle rate” is reached and catch-up is achieved, 17.5% of any pre-Incentive Fee net investment income in excess of 1.82% in any quarter is payable to the Adviser. Pre-Incentive Fee net investment income means dividends, interest and fee income accrued by us during the calendar quarter, minus our operating expenses for the quarter (including the Management Fee, expenses payable under the Administration Agreement to the Administrator, and any interest expense and dividends paid on any issued and outstanding preferred stock, but excluding the Incentive Fee). Pre-Incentive Fee net investment income includes, in the case of investments with a deferred interest feature (such as original issue discount, debt instruments with payment-in-kind interest and zero coupon securities), accrued income that we may not have received in cash. Pre-Incentive Fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital gains or losses. (ii) The second component, payable at the end of each fiscal year in arrears, equaled 15% through March 31, 2014 and, beginning April 1, 2014, equals a weighted percentage of cumulative realized capital gains from the Company’s inception to the end of that fiscal year, less cumulative realized capital losses and unrealized capital losses. This component of the Incentive Fee is referred to as the Capital Gains Fee. Each year, the fee paid for this component of the Incentive Fee is net of the aggregate amount of any previously paid Capital Gains Fee for prior periods. For capital gains that accrue following March 31, 2014, the Incentive Fee rate is17.5%. The Company accrues, but does not pay, a capital gains Incentive Fee with respect to unrealized capital gains because a capital gains Incentive Fee would be owed to the Adviser if the Company were to sell the relevant investment and realize a capital gain. The weighted percentage is intended to ensure that for each fiscal year following the completion of the IPO, the portion of the Company’s realized capital gains that accrued prior to March 31, 2014, is subject to an Incentive Fee rate of 15% and the portion of the Company’s realized capital gains that accrued beginning April 1, 2014 is subject to an Incentive Fee rate of 17.5%. As of March 31, 2020, there are no remaining investments that were made prior to April 1, 2014, and as a result, the Incentive Fee rate of 17.5% is applicable to any future realized capital gains. For purposes of determining whether pre-Incentive Fee net investment income exceeds the hurdle rate, pre-Incentive Fee net investment income is expressed as a rate of return on the value of our net assets at the end of the immediately preceding calendar quarter. Pre-Incentive Fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital gains or losses. Because of the structure of the Incentive Fee, it is possible that we may pay an Incentive Fee in a quarter in which we incur a loss. For example, if we receive pre-Incentive Fee net investment income in excess of the quarterly minimum hurdle rate, we will pay the applicable Incentive Fee even if we have incurred a loss in that quarter due to realized and unrealized capital losses. In addition, because the quarterly minimum hurdle rate is calculated based on our net assets, decreases in our net assets due to realized or unrealized capital losses in any given quarter may increase the likelihood that the hurdle rate is reached and therefore the likelihood of us paying an Incentive Fee for that quarter. Our net investment income used to calculate this component of the Incentive Fee is also included in the amount of our gross assets used to calculate the Management Fee because gross assets are total assets (including cash received) before deducting liabilities (such as declared dividend payments). Section 205(b)(3) of the Advisers Act, as amended, prohibits the Adviser from receiving the payment of fees on unrealized gains until those gains are realized, if ever. There can be no assurance that such unrealized gains will be realized in the future. See Note 3 to our consolidated financial statements in our 2025 Annual Report and our 3Q 2026 Quarterly Report and “Management Agreements-Investment Advisory Agreement; Administration Agreement; License Agreement” in Part I, Item 1 of our 2025 Annual Report and Note 3 to our consolidated financial statements in our 3Q 2026 Quarterly Report. From time to time, our Adviser has voluntarily waived certain Incentive Fees. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations-Results of Operations-Incentive Fees” in Part II, Item 7 of our 2025 Annual Report and in Part I, Item 2 of our 3Q 2026 Quarterly Report. The above estimates do not reflect or assume any such waivers.
[8]	Includes our overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Adviser, and excise taxes. See “Management Agreements-Investment Advisory Agreement; Administration Agreement; License Agreement” in Part I, Item 1 of our 2025 Annual Report and Note 3 to our consolidated financial statements in our 3Q 2026 Quarterly Report. The expenses in this table are based on our actual other expenses and excise taxes for the year ended December 31, 2025.
[9]	Net asset value has not yet been reported for this period.
[10]	Calculated as the respective high or low closing sales price less net asset value, divided by net asset value (in each case, as of the applicable quarter). Does not reflect intraday trading prices.
[11]	Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices. The net asset values shown are based on outstanding shares at the end of the relevant quarter.
[12]	Total amount of each class of senior securities outstanding at carrying value, excluding the impact of deferred financing costs and hedge accounting relationships, at the end of the period presented.
[13]	Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior securities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.
[14]	The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “-” in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.